SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On October 31, 2019, CNH Industrial announced it has agreed the sale of its Truckline parts business, a distributor of aftermarket commercial vehicle parts and accessories in Australia.
On November 4, 2019, CNH Industrial announced the acquisition of the Australian agricultural tillage and crop implement manufacturer K-Line Ag.
On November 5, 2019, CNH Industrial announced the acquisition of ATI, Inc., a global manufacturer of rubber track systems for high horsepower tractors and combine harvesters.
On November 7, 2019, in connection with the expiration of the previous buyback program, CNH Industrial announced the launch of its new share buyback program (the “Program”). The Program will involve the repurchase from time to time of up to $700 million in the Company’s common shares and is intended to optimize the capital structure of the Company and to meet the obligations arising from the Company’s equity incentive plans. The Program has a duration up to and including October 11, 2020, will be funded by the Company’s liquidity and will be conducted in the framework of the buyback authorization granted by the Shareholders’ Meeting held on April 12, 2019.